Leases (Details) - Schedule of lease expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of lease expense [Abstract]
Operating lease	$ 5,085	$ 4,544	$ 3,857
Short-term lease	264	34	131
Total lease expense	$ 5,085	$ 4,578	$ 3,988